Bank and Other Borrowings and Bank Overdrafts (Details)		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 24, 2026 HKD ($)	Feb. 09, 2026 USD ($)	Feb. 09, 2026 HKD ($)	Feb. 04, 2026 HKD ($)	Aug. 21, 2025 USD ($)	Aug. 21, 2025 HKD ($)	Dec. 20, 2024 USD ($)	Dec. 20, 2024 HKD ($)	Sep. 12, 2024 USD ($)	Sep. 12, 2024 HKD ($)	Jun. 01, 2024 HKD ($)	May 22, 2024 HKD ($)	Nov. 03, 2023 HKD ($)	Feb. 23, 2023 HKD ($)	Nov. 01, 2022 HKD ($)	Oct. 18, 2022 HKD ($)	Jul. 27, 2022 HKD ($)	May 06, 2021 HKD ($)	Nov. 14, 2020 HKD ($)	May 26, 2020 HKD ($)
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Working capital term																						8 years
Cash surrender value		$ 1,448,925	$ 1,390,388								$ 1,381,153
Interest expense		723,536	835,015	$ 640,576
Bank borrowings											$ 851,718
2020 Loan Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt																			$ 4,000,000				$ 1,000,000	$ 4,000,000
First Amended and Restated Loan Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt																				$ 1,000,000
Second Amended and Restated Loan Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt																$ 1,000,000
2021 Loan Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		127,567																				$ 1,000,000
Bank and Other Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		11,982,316	12,044,435
Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		382,702																			$ 3,000,000
Working capital term																					10 years
Annual interest rate						12.00%	12.00%														2.25%
Bank borrowings		9,858,477
Borrowings [Member] | Minimum [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt					$ 4,000,000			$ 6,000,000
Borrowings [Member] | Maximum [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt					$ 30,000,000			$ 26,000,000
Borrowings [Member] | 2020 Loan Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Annual interest rate																							2.25%	2.25%
Borrowings [Member] | 2021 Loan Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Annual interest rate																						2.25%
Kin Chiu [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		2,551,346										$ 6,638,838						$ 20,000,000
Kin Chiu [Member] | Factoring Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		3,316,750
Kin Chiu [Member] | Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Annual interest rate											1.00%	1.00%						2.00%
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member] | 2020 Loan Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt															$ 4,000,000
Working capital term																								3 years
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member] | Bank and Other Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		$ 137,759	$ 138,733
Annual interest rate	[1]	2.75%	3.00%
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member] | Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		$ 510,269
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member] | Borrowings [Member] | 2020 Loan Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt																								$ 4,000,000
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member] | Kin Chiu [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		846,644
HSBC – Guarantee loan 2 [Member] | 2020 Loan Agreement [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		127,567																					$ 1,000,000
Working capital term																							5 years
HSBC – Guarantee loan 2 [Member] | Bank and Other Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		$ 93,477	$ 94,420
Annual interest rate	[2]	2.75%	3.00%
HSBC – Guarantee loan 2 [Member] | Kin Chiu [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		$ 2,296,211															$ 18,000,000
HSBC – Guarantee loan 2 [Member] | Kin Chiu [Member] | Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Annual interest rate																	2.50%
AR Horizon Limited – Export Invoice Finance Facility [Member] | Bank and Other Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt			$ 514,138
Annual interest rate	[3]		12.00%
AR Horizon Limited – Export Invoice Finance Facility [Member] | Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt									$ 514,007	$ 4,000,000				$ 4,000,000
Annual interest rate									12.00%	12.00%			12.00%	12.00%
AR Horizon Limited – Export Invoice Finance Facility [Member] | Borrowings [Member] | Bank and Other Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt													$ 514,138
Riverchain One Limited – Export Invoice Finance Facility [Member] | Bank and Other Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		$ 892,971				$ 892,971
Annual interest rate	[4]	12.00%
Riverchain One Limited – Export Invoice Finance Facility [Member] | Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt							$ 7,000,000
HSBC – Funds from factoring [Member] | Bank and Other Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		$ 3,827,019	$ 2,570,694
Annual interest rate	[5]	4.235%	5.728%
HSBC – Funds from factoring [Member] | Borrowings [Member] | Bank and Other Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		$ 3,827,019
Universal Life Insurance (ULI) Loan (I) and Loan (II) [Member] | Bank and Other Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		$ 645,062	$ 812,442
Annual interest rate	[6]	3.283%	4.737%
Support Equipment and Facilities [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Long term debt		$ 5,102,692																$ 40,000,000
Support Equipment and Facilities [Member] | Borrowings [Member]
Bank and Other Borrowings and Bank Overdrafts [Line Items]
Annual interest rate																		2.50%

[1]	On May 26, 2020, the Company borrowed HK$4,000,000 (equivalently to US$510,269 as at March 31, 2026) as working capital for 3 years (the 2020 Loan Agreement — HK$4 million) at an annual interest rate of HSBC Prime Lending Rate (“BLR”) minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On November 1, 2022, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$4 million (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 91 equal payments of principal, plus accrued and unpaid interest. On June 1, 2024, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$4 million (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding loan was modified to 83 payments of principal, plus accrued and unpaid interest.
[2]	On November 14, 2020, the Company borrowed HK$1,000,000 (equivalently to US$127,567 as at March 31, 2026) as working capital for 5 years (the 2020 Loan agreement — HK$1 million) at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On October 18, 2022, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$1 million (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 98 equal payments of principal, plus accrued and unpaid interest. On May 22, 2024, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$1 million (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 90 payments of principal, plus accrued and unpaid interest.
[3]	On September 12, 2024, AR Horizon Limited issued Export Invoice Finance Facility for the granting of export loan with respect to commercial invoices issued by the borrowers to the employers in an aggregate amount not to exceed US$514,138 (HK$4,000,000). The loan is secured by an assignment of receivables. The interest rate for the Export Invoice Finance Facility is 12% per annum. The loan is repayable 9 months from the date of drawdown. On August 21, 2025, AR Horizon Limited issued Export Invoice Finance Facility for the granting of export loan with respect to commercial invoices issued by the borrowers to the employers in an aggregate amount not to exceed US$514,007 (HK$4,000,000). The loan is secured by an assignment of receivables. The interest rate for the Export Invoice Finance Facility is 12% per annum. The loan is repayable 9 months from the date of drawdown and is fully repaid during the year ended March 31, 2026.
[4]	On February 9, 2026, Riverchain One Limited issued Export Invoice Finance Facility for the granting of export loan with respect to commercial invoices issued by the borrowers to the employers in an aggregate amount not to exceed US$892,971 (HK$7,000,000). The loan is secured by an assignment of receivables. The interest rate for the Export Invoice Finance Facility is 12% per annum. The loan is repayable 60 days from the date of drawdown.
[5]	On February 23, 2023, HSBC issued discounting/factoring agreement for Kin Chiu’s account in an aggregate amount not to exceed HK$20,000,000 (equivalently to US$2,551,346 as at March 31, 2026), which may include working capital identified in HSBC’s various agreements. On November 3, 2023, the Company renewed the discounting/factoring agreement with the same terms. The interest rate for the discounting/factoring agreement is 2% per annum over 1-month HIBOR on such day. The loan is repayable 90 days from the date of drawdown and secured by personal guarantees from Mr. Ngo Chiu Lam and Mr. Wong Chak Lam. On February 4, 2026, the Company renewed the discounting/factoring agreement and increased Kin Chiu’s fund-in-use limit by HK$6,000,000 to HK$26,000,000 (equivalent to US$3,316,750 as at March 31, 2026). On March 24, 2026, the Company renewed the discounting/factoring agreement and increased Kin Chiu’s fund-in-use limit by HK$4,000,000 to HK$30,000,000 (equivalent to US$3,827,019 as at March 31, 2026).
[6]	On December 20, 2024, HSBC issued banking facilities as working capital for Kin Chiu’s account in an aggregate amount not to exceed HK$6,638,838 (equivalently to US$846,644 as at March 31, 2026). The interest rate for the SME financing guarantee scheme is HIBOR + 1% per annum. The loan is secured by the entire life insurance policy from Mr. Ngo Chiu Lam and Mrs. Po Lok Sze (Note 13g). The loan contains a repayment on demand clause. The cash surrender value is US$1,381,153 as of date of transfer. Should the realized market value of this collateral upon enforcement be insufficient to cover the full outstanding loan balance of US$645,062 as of March 31, 2026, Mr. Ngo Chiu Lam has undertaken to personally settle any resulting shortfall. The loan contains a repayable on demand clause, therefore, the loan was classified under current liabilities.